COMMITMENT AND CONTINGENCIES (Details Narrative)		1 Months Ended		12 Months Ended
	Dec. 01, 2017 CNY (¥)	Sep. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 HKD ($)	Sep. 20, 2022 CNY (¥) t	Feb. 14, 2022 CNY (¥) t
Loss Contingencies [Line Items]
Tons of spherical graphite | t											30,000
Tons of spherical graphite | t											10,000
Investments in project											¥ 200,000,000
Future minimum operating lease payments for leases paid in 2023 | $									$ 419,000
Jixi Mashan [Member]
Loss Contingencies [Line Items]
Tons of spherical graphite | t										30,000
Tons of spherical graphite | t										10,000
Jixi Mashan [Member] | Second Quarter Two Thousand Twenty Three [Member]
Loss Contingencies [Line Items]
Tons of spherical graphite | t										20,000
Jixi Mashan [Member] | Two Thousand Twenty Four [Member]
Loss Contingencies [Line Items]
Tons of spherical graphite | t										10,000
Tons of spherical graphite | t										10,000
Maximum [Member]
Loss Contingencies [Line Items]
Investments in project										¥ 200,000,000
Wenlvge [Member]
Loss Contingencies [Line Items]
Equity interest percentage	51.00%
Business combination, consideration transferred	¥ 10,200,000
Net profit (loss) after tax								¥ 4,100,000
Loss contingency, compensation from vendors	¥ 26,300,000	¥ 21,660,000	¥ 26,300,000	¥ 21,660,000
Wenlvge [Member] | Two Vendors [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount received from vendors					¥ 1,350,000
Wenlvge [Member] | Three Vendors [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount received from vendors				¥ 3,350,000	¥ 1,350,000
Wenlvge [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Net profit (loss) after tax						¥ 2,570,000	¥ 2,570,000	2,570,000
Wenlvge [Member] | Maximum [Member] | Guarantee Obligations [Member]
Loss Contingencies [Line Items]
Net profit (loss) after tax								¥ 2,570,000